Fair Value Measurements - Summary of Fair Value Measurement of Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of fair value measurement of assets [line items]
Trading Securities	$ 204,818			$ 204,818		$ 192,303
Total FVTPL securities	23,760			23,760		21,354
FVOCI Securities	137,070			137,070		113,209
Derivative Assets
Derivative Assets	67,997			67,997		57,151
Derivative Liabilities
Derivative Liabilities	69,597			69,597		58,729
Interest expense for liabilities	10,220	$ 9,746	$ 10,246	29,486	$ 32,028
Interest expense for liabilities carried at fair value
Derivative Liabilities
Interest expense for liabilities	1,253		832	3,497	2,612
Interest expense for liabilities carried at amortized cost
Derivative Liabilities
Interest expense for liabilities	8,967		$ 9,414	25,989	$ 29,416
Measured at fair value
Disclosure of fair value measurement of assets [line items]
Trading Securities	204,818			204,818		192,303
Total FVTPL securities	23,760			23,760		21,354
FVOCI Securities						113,209
Loans	13,163			13,163		13,324
Other Assets	12,179			12,179		10,004
Deposits	64,679			64,679		56,162
Securities sold but not yet purchased	51,098			51,098		54,876
Other liabilities	47,414			47,414		34,238
Fair value liabilities	163,191			163,191		145,276
Derivative Assets
Derivative Assets	67,997			67,997		57,151
Derivative Liabilities
Derivative Liabilities	69,597			69,597		58,729
Measured at fair value | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	9,410			9,410		12,311
Total FVTPL securities	1,329			1,329		1,619
FVOCI Securities	59,193			59,193		45,335
Measured at fair value | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	9,219			9,219		9,035
Total FVTPL securities	2,393			2,393		1,578
FVOCI Securities	7,612			7,612		5,644
Measured at fair value | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	27,535			27,535		30,902
Total FVTPL securities	1,721			1,721		1,495
FVOCI Securities	27,057			27,057		20,809
Measured at fair value | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	363			363		1,144
FVOCI Securities	4,939			4,939		5,634
Measured at fair value | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	4,861			4,861		4,126
Total FVTPL securities	97			97		0
FVOCI Securities	4,294			4,294		4,065
Measured at fair value | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	74,426			74,426		56,450
Total FVTPL securities	18			18		18
FVOCI Securities	29,043			29,043		27,015
Measured at fair value | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	16,583			16,583		11,614
Total FVTPL securities	9,973			9,973		8,908
FVOCI Securities	4,739			4,739		4,515
Measured at fair value | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,449			3,449		4,568
Measured at fair value | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	58,972			58,972		62,153
Total FVTPL securities	8,229			8,229		7,736
FVOCI Securities	193			193		192
Measured at fair value | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	67			67		79
Measured at fair value | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	13,096			13,096		13,245
Measured at fair value | Interest rate contracts
Derivative Assets
Derivative Assets	13,296			13,296		8,681
Derivative Liabilities
Derivative Liabilities	13,018			13,018		10,099
Measured at fair value | Foreign exchange contracts
Derivative Assets
Derivative Assets	24,703			24,703		30,519
Derivative Liabilities
Derivative Liabilities	22,180			22,180		26,049
Measured at fair value | Commodity contracts
Derivative Assets
Derivative Assets	2,904			2,904		1,462
Derivative Liabilities
Derivative Liabilities	2,873			2,873		1,608
Measured at fair value | Equity contracts
Derivative Assets
Derivative Assets	27,061			27,061		16,488
Derivative Liabilities
Derivative Liabilities	31,500			31,500		20,973
Measured at fair value | Credit default swaps
Derivative Assets
Derivative Assets	33			33		1
Derivative Liabilities
Derivative Liabilities	26			26		0
Measured at fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Trading Securities	60,144			60,144		65,759
Total FVTPL securities	1,202			1,202		1,146
FVOCI Securities	3,473			3,473		1,211
Loans	0			0		0
Other Assets	10,719			10,719		8,521
Deposits	0			0		0
Securities sold but not yet purchased	13,284			13,284		14,998
Other liabilities	2,443			2,443		2,142
Fair value liabilities	15,727			15,727		17,140
Derivative Assets
Derivative Assets	546			546		558
Derivative Liabilities
Derivative Liabilities	985			985		389
Measured at fair value | Level 1 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	455			455		757
Total FVTPL securities	0			0		56
FVOCI Securities	3,402			3,402		1,158
Measured at fair value | Level 1 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	1,865			1,865		3,308
Total FVTPL securities	0			0		0
FVOCI Securities	24			24		16
Measured at fair value | Level 1 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	241			241		199
Total FVTPL securities	0			0		0
FVOCI Securities	47			47		37
Measured at fair value | Level 1 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Measured at fair value | Level 1 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	57,583			57,583		61,495
Total FVTPL securities	1,202			1,202		1,090
FVOCI Securities	0			0		0
Measured at fair value | Level 1 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 1 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 1 | Interest rate contracts
Derivative Assets
Derivative Assets	114			114		15
Derivative Liabilities
Derivative Liabilities	81			81		18
Measured at fair value | Level 1 | Foreign exchange contracts
Derivative Assets
Derivative Assets	95			95		43
Derivative Liabilities
Derivative Liabilities	0			0		0
Measured at fair value | Level 1 | Commodity contracts
Derivative Assets
Derivative Assets	155			155		225
Derivative Liabilities
Derivative Liabilities	141			141		196
Measured at fair value | Level 1 | Equity contracts
Derivative Assets
Derivative Assets	182			182		275
Derivative Liabilities
Derivative Liabilities	763			763		175
Measured at fair value | Level 1 | Credit default swaps
Derivative Assets
Derivative Assets	0			0		0
Derivative Liabilities
Derivative Liabilities	0			0		0
Measured at fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Trading Securities	144,674			144,674		126,544
Total FVTPL securities	16,375			16,375		14,384
FVOCI Securities	133,404			133,404		111,806
Loans	12,853			12,853		13,000
Other Assets	0			0		0
Deposits	64,679			64,679		56,162
Securities sold but not yet purchased	37,814			37,814		39,878
Other liabilities	44,773			44,773		32,096
Fair value liabilities	147,266			147,266		128,136
Derivative Assets
Derivative Assets	67,444			67,444		56,568
Derivative Liabilities
Derivative Liabilities	68,579			68,579		58,335
Measured at fair value | Level 2 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	8,955			8,955		11,554
Total FVTPL securities	1,329			1,329		1,563
FVOCI Securities	55,791			55,791		44,177
Measured at fair value | Level 2 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	9,219			9,219		9,035
Total FVTPL securities	2,393			2,393		1,578
FVOCI Securities	7,612			7,612		5,644
Measured at fair value | Level 2 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	25,670			25,670		27,594
Total FVTPL securities	1,721			1,721		1,495
FVOCI Securities	27,033			27,033		20,793
Measured at fair value | Level 2 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	363			363		1,144
FVOCI Securities	4,939			4,939		5,634
Measured at fair value | Level 2 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	4,620			4,620		3,927
Total FVTPL securities	97			97		0
FVOCI Securities	4,247			4,247		4,028
Measured at fair value | Level 2 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	74,426			74,426		56,450
Total FVTPL securities	18			18		18
FVOCI Securities	29,043			29,043		27,015
Measured at fair value | Level 2 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	16,583			16,583		11,614
Total FVTPL securities	9,961			9,961		8,908
FVOCI Securities	4,739			4,739		4,515
Measured at fair value | Level 2 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	3,449			3,449		4,568
Measured at fair value | Level 2 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	1,389			1,389		658
Total FVTPL securities	856			856		822
FVOCI Securities	0			0		0
Measured at fair value | Level 2 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	67			67		79
Measured at fair value | Level 2 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans	12,786			12,786		12,921
Measured at fair value | Level 2 | Interest rate contracts
Derivative Assets
Derivative Assets	13,182			13,182		8,666
Derivative Liabilities
Derivative Liabilities	12,937			12,937		10,081
Measured at fair value | Level 2 | Foreign exchange contracts
Derivative Assets
Derivative Assets	24,604			24,604		30,474
Derivative Liabilities
Derivative Liabilities	22,153			22,153		26,049
Measured at fair value | Level 2 | Commodity contracts
Derivative Assets
Derivative Assets	2,748			2,748		1,224
Derivative Liabilities
Derivative Liabilities	2,728			2,728		1,412
Measured at fair value | Level 2 | Equity contracts
Derivative Assets
Derivative Assets	26,877			26,877		16,203
Derivative Liabilities
Derivative Liabilities	30,736			30,736		20,793
Measured at fair value | Level 2 | Credit default swaps
Derivative Assets
Derivative Assets	33			33		1
Derivative Liabilities
Derivative Liabilities	25			25		0
Measured at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	6,183			6,183		5,824
FVOCI Securities	193			193		192
Loans	310			310		324
Other Assets	1,460			1,460		1,483
Deposits	0			0		0
Securities sold but not yet purchased	0			0		0
Other liabilities	198			198		0
Fair value liabilities	198			198		0
Derivative Assets
Derivative Assets	7			7		25
Derivative Liabilities
Derivative Liabilities	33			33		5
Measured at fair value | Level 3 | Canadian federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Canadian provincial and municipal governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | U.S. federal government
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | U.S. states, municipalities and agencies
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Other governments
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | NHA MBS, and U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	0			0		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Corporate debt
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	12			12		0
FVOCI Securities	0			0		0
Measured at fair value | Level 3 | Trading loans
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Measured at fair value | Level 3 | Corporate equity
Disclosure of fair value measurement of assets [line items]
Trading Securities	0			0		0
Total FVTPL securities	6,171			6,171		5,824
FVOCI Securities	193			193		192
Measured at fair value | Level 3 | Residential mortgages
Disclosure of fair value measurement of assets [line items]
Loans	0			0		0
Measured at fair value | Level 3 | Business and government loans
Disclosure of fair value measurement of assets [line items]
Loans						324
Measured at fair value | Level 3 | Interest rate contracts
Derivative Assets
Derivative Assets	0			0		0
Derivative Liabilities
Derivative Liabilities	0			0		0
Measured at fair value | Level 3 | Foreign exchange contracts
Derivative Assets
Derivative Assets	4			4		2
Derivative Liabilities
Derivative Liabilities	27			27		0
Measured at fair value | Level 3 | Commodity contracts
Derivative Assets
Derivative Assets	1			1		13
Derivative Liabilities
Derivative Liabilities	4			4		0
Measured at fair value | Level 3 | Equity contracts
Derivative Assets
Derivative Assets	2			2		10
Derivative Liabilities
Derivative Liabilities	1			1		5
Measured at fair value | Level 3 | Credit default swaps
Derivative Assets
Derivative Assets	0			0		0
Derivative Liabilities
Derivative Liabilities	$ 1			$ 1		$ 0